OFI Global Asset Management, Inc.

225 Liberty Street, 16th Floor

New York, New York 10281-1008

November 14, 2014

Via Electronic Transmission

Ms. Valerie Lithotomos

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Dear Ms. Lithotomos:

Thank you for your comments, provided by phone on November 5, 2014, on the amended registration statement on Form N-1A for Oppenheimer Global Multi-Asset Income Fund (the “Registrant” or the “Fund”) (File Nos. 333-198554 and 811-22993) filed October 27, 2014. For your convenience, we have included each of your comments below, followed by our response. Any captions used below correspond to the captions the Fund uses in the registration statement and defined terms have the meanings defined therein.

1. Please confirm that the expense example cost amounts in the “3 Years” columns in the prospectus reflect the costs without the waivers applied.

We have revised the “3 Years” example cost amounts to reflect the circumstance where no waivers were applied. (Revised numbers are shown in the attached prospectus exhibit.)

2. The notes to the financial statements reflect that OFI Global has directly assumed certain organization and initial offering costs of the Fund, which are estimated at $107,898 , and has also agreed to voluntarily reimburse the Fund for organizational and initial offering costs borne directly by the Fund, which are estimated at $20,700. Is the voluntary reimbursement of organizational and offering costs subject to recapture?

No, the voluntary reimbursement of organizational and offering costs is not subject to recapture.

3. In your comment letter of October 27, 2014 relating to the Fund, you indicated that the REITs the Fund will invest in will “primarily” be registered. Please clarify what is meant by “primarily.”

The term “primarily” indicates that the Fund generally expects to invests in REITs that are registered, and would invest in such registered REITs as part of its principal investment strategy; but that the Fund retains the flexibility to invest in non-registered REITs on an opportunistic basis as a non-principal investment strategy and only when doing so would be consistent with its investment objective and strategies.

4. In connection with our Comment No. 8 in our letter of October 2, 2014, please reconsider the manner in which “principal,” “main,” and “special” are used to describe risks in the prospectus, and specifically, reconsider our comment that you define the risks as “principal” as required in Item 4 of Form N-1A.

All disclosure sections in the prospectus beginning with the terms “Main” and “Special” have been revised to delete those terms entirely. The heading “Principal Risks” remains in the prospectus to indicate that the risks that follow are the ones the Fund deems to be principal risks. (Revised section headings are shown in the attached prospectus exhibit.)

5. Please indicate which section(s) in the prospectus and/or SAI that discuss the segregation of assets as it relates to the purchase and sale of certain derivatives.

A comprehensive discussion regarding the segregation of assets with respect to the purchase and sale of derivatives is included in the SAI under “Asset Coverage for Certain Investments and Trading Practices.” It is also discussed with respect to certain types of investments in the prospectus under “Put and Call Options” and “Special Risks of Options” and in the SAI under “Short Sales,” “Put and Call Options” and “Foreign Currency Forward Contracts.”

6. Please provide support from Form N-1A for your contention that information about Trusteeships/Directorships that is provided in the SAI - additionally and beyond the 5 years of information required by the Form - is permissible.

Section (C)(3)(b) of Form N-1A provides, under “Other Information,” that a Fund may include, except in response to Items 2 through 8, information in the prospectus or the SAI that is not otherwise required, as long as the information is neither “incomplete, inaccurate, or misleading and does not, because of its nature, quantity, or manner of presentation, obscure or impede understanding of the information that is required to be included.” The additional information regarding trustees/directors satisfies these requirements.

The Fund hereby acknowledges that:

• The Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

• The Commission staff’s comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filings; and

• The Fund may not assert staff comments as a defense in any proceeding initiated by the

Commission or any person under the federal securities laws of the United States.

Please direct any questions you may have regarding the registration statement or this letter to the undersigned at:

Taylor V. Edwards

OFI Global Asset Management, Inc.

225 Liberty Street, 16th Floor

New York, New York 10281-1008

212-323-0310

tedwards@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

cc: Arthur S. Gabinet, Esq.

Ed Gizzi, Esq.

Kramer Levin Naftalis & Frankel LLP